COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessee [line items]
Agreements and renewable and extended period maximum	2089
Development project cost	$ 1,126	$ 699
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	1,059	669
In Two Years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	63	30
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 4	$ 0